Trade and Other Receivables (Current) - Schedule of Trade and Other Receivables (Current) (Details) (20-F) - AUD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Trade and other current receivables [abstract]
Trade receivables		$ 16,529	$ 10,503
Less: 2019: Impairment allowance / 2018: provision for doubtful debts
Net trade receivables		16,529	10,503
Other receivables		802,237	290,880
Total net current trade and other receivables	$ 440,278	$ 818,766	$ 301,383